UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 82.19%

Biotechnology - 3.37%
1,500	Alexion Pharmaceuticals, Inc. (*) (***)	$ 277,545
1,000	Gelead Sciences, Inc. *	94,260
		371,805
Business Services - 2.44%
15,000	The Western Union Co. ***	268,650

Cigarettes - 1.48%
2,000	Philip Morris International, Inc. ***	162,900

Commercial Banks, NEC - 1.95%
4,500	The Toronto-Dominion Bank ***	215,010

Communications Sevices, NEC - 1.77%
2,500	Facebook, Inc. *	195,050

Construction Machinery & Equipment - 3.01%
15,000	The Manitowoc Co., Inc. ***	331,500

Copper - 2.65%
12,500	Freeport-McMoRan Copper & Gold, Inc. ***	292,000

Crude Petroleum & Natural Gas - 2.09%
2,500	EOG Resources, Inc. ***	230,175

Diversified Investments - 2.46%
1,400	The Goldman Sachs Group, Inc. ***	271,362

Electronics Stores - 0.59%
175,000	RadioShack Corp. *	64,750

Farm & Construction Machinery - 2.28%
2,750	Caterpillar, Inc. ***	251,708

General Entertainment - 3.10%
300	Priceline.com, Inc. (*) (***)	342,063

Hotels & Motels - 2.11%
4,000	Las Vegas Sands ***	232,640

Internet Information Providers - 3.49%
725	Google Inc. Class A (*) (***)	384,728

Investment Brokerage-National - 1.62%
5,000	TD Ameritrade Holding Corp. ***	178,900

Major Integrated Oil & Gas - 1.88%
1,850	Chevron Corp. ***	207,533

Management Services - 2.84%
3,500	Accenture PLC Class A (Ireland) ***	312,585

Money Center Banks - 4.15%
4,000	JP Morgan Chase & Co. ***	250,320
3,000	Royal Bank of Canada ***	207,210
		457,530
Personal Computers - 4.76%
4,750	Apple, Inc. ***	524,305

Pharmaceutical Preparations - 1.01%
3,700	Avanir Pharmaceuticals, Inc. (*) (***)	62,715
21,500	Rosetta Genomics, Ltd. *	48,590
		111,305
Processed & Packaged Goods - 2.70%
2,250	Green Mountain Coffee Roasters, Inc. ***	297,889

Property & Casualty Insurance - 2.87%
2,750	Ace, Ltd. ***	315,920

Retail-Grocery Stores - 1.60%
3,500	Whole Foods Market, Inc. *	176,470

Security Brokers, Dealers & Flotation Companies - 2.38%
9,000	Interactive Brokers Group, Inc. ***	262,440

Semiconductor-Broad Line - 3.65%
4,000	Avago Technologies, Ltd. ***	402,360

Services-Advertising - 0.43%
7,550	Angie's List, Inc. *	47,036

Services-Computer Integrated Systems Design - 2.75%
6,000	Yahoo!, Inc. (*) (***)	303,060

Services-Computer Programming Services - 3.82%
8,000	Cognizant Technologies Solutions Corp. (*) (***)	421,280

Services-Prepackaged Software - 1.50%
2,000	VMware, Inc. (*) (***)	165,040

Shipping - 6.67%
227,500	DryShips, Inc. (*) (*** )	241,150
35,000	Ship Finance International Ltd. ***	494,200
		735,350
Specialty Eateries - 2.61%
3,500	Starbucks Corp. ***	287,175

Specialty Finance - 0.53%
25,000	Vogogo, Inc. *	58,089

Sporting Goods - 0.63%
2,000	Sturm, Ruger & Co., Inc.	69,260

Tabacco - 0.99%
4,000	Japan Tobacco, Inc.	109,400

TOTAL FOR COMMON STOCK (Cost $8,816,601) - 82.19%		$ 9,057,268

EXCHANGE TRADED FUNDS - 25.28%
7,000	Global X FTSE Argentina 20 ETF	131,320
7,000	IQ Global Agribusiness Small Cap ETF ***	175,560
11,000	iShares MSCI Germany Index ETF ***	301,510
12,500	iShares MSCI Hong Kong Index ETF ***	256,750
25,000	iShares MSCI Japan Index ETF ***	281,000
17,000	iShares MSCI Malaysia ETF	229,160
4,000	iShares MSCI Mexico Capped ETF	237,560
4,000	iShares MSCI South Africa Index ETF ***	259,280
4,000	Market Vectors Agribusiness ETF	210,120
3,500	Market Vectors Uranium & Nuclear Energy ETF	180,005
10,000	PowerShares DB Oil ETF *	157,000
24,800	United States Natural Gas Fund ETF *	366,296

TOTAL EXCHANGE TRADED FUNDS (Cost $3,022,064) - 25.28%		2,785,561

REAL ESTATE INVESTMENT TRUSTS - 2.46%
17,500	Invesco Mortgage Capital, Inc. ***	270,550

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $273,963) - 2.46%		270,550

LIMITED PARTNERSHIPS - 2.53%
8,250	Blackstone Group L.P. (*) (***)	279,097

TOTAL FOR LIMITED PARTNERSHIPS (Cost $236,338) - 2.53%		279,097

PUT OPTIONS - 2.86% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
3,000	February 2015 Put @ $92.50	1,815

	Apple, Inc.
3,000	February 2015 Put @ $97.50	3,405

	ACE, Ltd.
1500	February 2015 Put @ $105.00	713

	Accenture, Plc.
2,000	January 2015 Put @ $80.00	300

	Accenture, Plc.
2,500	January 2015 Put @ $82.50	250

	Alexion Pharmaceuticals, Inc.
700	February 2015 Put @ $185.00	7,175

	TD Ameritrade Holding Corp.
5,000	February 2015 Put @ $34.00	2,750

	Avago Technologies, Ltd.
2,000	January 2015 Put @ $82.50	500

	Blackstone Group L.P.
8,000	March 2015 Put @ $29.00	2,440

	Caterpillar, Inc.
1,500	February 2015 Put @ $87.50	2,842

	Cognizant Technology Solutions Corp.
5,000	January 2015 Put @ $47.50	500

	Cognizant Technology Solutions Corp.
4,000	January 2015 Put @ $48.75	400

	Chevron Corp.
1,000	March 2015 Put @ $95.00	990

	DryShips, Inc.
100,000	March 2015 Put @ $0.50	5,000

	DryShips, Inc.
55,200	March 2015 Put @ $1.00	8,832

	EOG Resources, Inc.
2,500	April 2015 Put @ $82.50	9,187

	iShares MSCI Germany ETF
7,500	January 2015 Put @ $27.00	2,625

	iShares MSCI Hong Kong ETF
3,500	March 2015 Put @ $18.00	700

	iShares MSCI Hong Kong ETF
3,000	March 2015 Put @ $19.00	600

	iShares MSCI Japan ETF
12,500	January 2015 Put @ $11.00	1,000

	iShares MSCI Malaysia
12,000	April 2015 Put @ $13.00	5,100

	iShares MSCI Mexico Capped
3,500	March 2015 Put @ $55.00	3,815

	iShares MSCI South Africa
3,500	January 2015 Put @ $63.00	2,538

	Facebook, Inc.
1,500	February 2015 Put @ $72.50	2,970

	Freeport-McMoRan Copper & Gold, Inc.
13,500	February 2015 Put @ $22.00	13,028

	Gilead Sciences, Inc.
1,500	January 2015 Put @ $85.00	712

	Keurig Green Mountain, Inc.
1,500	March 2015 Put @ $130.00	12,600

	Google, Inc.
500	February 2015 Put @ $490.00	3,425

	Goldman Sachs Group, Inc.
700	January 2015 Put @ $155.00	140

	Interactive Brokers Group, Inc.
4,500	March 2015 Put @ $25.00	1,013

	Invesco Mortgage Capital, Inc.
5,000	January 2015 Put @ $16.00	2,625

	iShares Russell 2000
9,000	February 2015 Put @ $85.00	945

	JPMorgan Chase & Co.
2,000	March 2015 Put @ $55.00	1,170

	Las Vegas Sands Corp.
2,000	February 2015 Put @ $55.00	3,080

	The Manitowoc Co., Inc.
16,000	January 2015 Put @ $16.00	1,600

	The Manitowoc Co., Inc.
10,000	January 2015 Put @ $19.00	750

	The Priceline Group, Inc.
200	January 2015 Put @ $1085.00	520

	Philli Morris International, Inc.
1,000	March 2015 Put @ $77.50	1,140

	PowerShares DB Agriculture ETF
7,500	April 2015 Put @ $24.00	3,000

	PowerShares DB Oil ETF
4,000	April 2015 Put @ $15.00	4,500

	RadioShack, Inc.
80,000	April 2015 Put @ $0.50	23,600

	Reliance Steel & Aluminum Co.
4,000	May 2015 Put @ $12.00	3,300

	Royal Bank of Canada
2,000	January 2015 Put @ $65.00	350

	Starbucks Corp.
2,000	January 2015 Put @ $67.50	60

	Ship Finance International, Ltd.
21,300	February 2015 Put @ $15.00	26,093

	S&P 500
10,000	March 2015 Put @ $145.00	2,550

	Sturm, Ruger & Co., Inc.
3,000	January 2015 Put @ $35.50	4,725

	The Toronto-Dominion Bank
3,500	April 2015 Put @ $40.00	962

	Twitter, Inc.
5,000	March 2015 Put @ $30.00	6,525

	United States Natural Gas
2,500	January 2015 Put @ $14.50	1,375

	United States Natural Gas
39,000	January 2015 Put @ $18.00	126,750

	VMware, Inc.
1,500	January 2015 Put @ $75.00	150

	Whole Foods Market, Inc.
3,000	January 2015 Put @ $40.00	90

	The Western Union Co.
15,000	January 2015 Put @ $17.00	1,125

	Yahoo!, Inc.
3,000	January 2015 Put @ $45.00	390

	Total (Premiums Paid $301,252) - 0.85%	314,740

CALL OPTIONS - 1.24% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	DryShips, Inc.
61,300	March 2015 Call @ $1.00	13,793

	CenturyLink, Inc.
1,000	January 2015 Call @ $40.00	450

	Cognizant Technology Solutions Corp.
1,500	January 2015 Call @ $47.50	7,950

	Freeport-McMoRan, Inc.
10,000	May 2015 Call @ $29.00	4,050

	Fortress Investment Group LLC
10,000	January 2015 Call @ $5.82	21,750

	Fortress Investment Group LLC
12,000	January 2015 Call @ $6.82	13,800

	Frontier Communications Corp.
5,000	January 2015 Call @ $7.00	500

	iShares MSCI Japan
1,500	January 2015 Call @ $12.00	15

	iShares Russell 2000
5,000	February 2015 Call @ $119.00	19,350

	iShares Russell 2000
10,000	February 2015 Call @ $140.00	200

	Market Vectors Russia ETF
4,000	May 2015 Call @ $15.00	7,400

	Microsoft Corp.
5,000	April 2015 Call @ $49.00	4,975

	The Priceline Group, Inc.
100	January 2015 Call @ $1225.00	68

	RadioShack Corp.
35,000	April 2015 Call @ $1.00	875

	Rosetta Genomics, Ltd.
7,500	January 2015 Call @ $5.00	1,875

	Rosetta Genomics, Ltd.
7,500	April 2015 Call @ $5.00	3,375

	Ship Finance International, Ltd.
15,500	May 2015 Call @ $15.00	11,625

	Sturm, Ruger & Co., Inc.
10,000	April 2015 Call @ $42.50	5,000

	SPDR S&P 500
2,500	February 2015 Call @ $211.00	4,600

	SPDR S&P 500
10,000	March 2015 Call @ $235.00	300

	Tesla Motors, Inc.
1,500	January 2015 Call @ $230.00	6,000

	Twitter, Inc.
3,500	January 2015 Call @ $50.00	52

	Vanguard FTSE Europe ETF
10,000	March 2015 Call @ $55.00	7,000

	Whole Foods Market, Inc.
1,000	January 2015 Call @ $50.00	1,165

	Windstream Holdings, Inc.
2,500	January 2015 Call @ $12.00	75

	Yahoo!, Inc.
2,000	January 2015 Call @ $60.00	50

	Total (Premiums Paid $165,009) - 0.69%	136,293

SHORT TERM INVESTMENTS - 4.66%
513,582	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.01% ** (Cost $513,582)	513,582

TOTAL INVESTMENTS (Cost $13,328,808) - 121.21%		$ 13,357,091

LIABILITIES IN EXCESS OF OTHER ASSETS - (21.21%)		(2,336,973)

NET ASSETS - 100.00%		$ 11,020,118

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at December 31, 2014.
*** Securities held as collateral for securities sold short and written options at December 31, 2014.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Sold Short
	December 31, 2014 (Unaudited)

COMMON STOCKS

Communications Services, Inc.
5,750	Twitter, Inc. *	206,252

Motor Vehicles & Passenger Car Bodies
2,450	Tesla Motors, Inc. *	544,905

TOTAL COMMON STOCKS (Cost $824,731)		751,157

EXCHANGE TRADED FUNDS *
4,750	iShares Russell 2000 ETF	568,195
7,500	PowerShares DB Commodity Tracking ETF *	138,375
5,750	SPDR S&P 500 ETF	1,181,855
20,000	Vanguard MSCI European ETF	1,048,200

TOTAL EXCHANGE TRADED FUNDS (Cost $2,957,199)		2,936,625

* Represents Non-Income Producing Security.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Options Written
	December 31, 2014 (Unaudited)

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	Apple, Inc.
1,500	February 2015 Put @ $100.00	2,340

	Accenture Plc.
1,000	January 2015 Put @ $87.50	600

	Avago Technologies, Ltd.
500	January 2015 Put @ $77.50	75

	The Blackston Group L.P.
4,000	March 2015 Put @ $32.00	3,540

	Cognizant Technology Solutions Corp.
5,000	January 2015 Put @ $41.25	250

	Chevron Corp.
500	March 2015 Put @ $85.00	205

	EOG Resources, Inc.
1,500	April 2015 Put @ $87.50	8,025

	Facebook, Inc.
500	February 2015 Put @ $67.50	465

	Freeport-McMoRan, Inc.
4,500	February 2015 Put @ $27.00	18,788

	Gilead Sciences, Inc.
1,000	January 2015 Put @ $91.00	1,620

	Google, Inc., Class L
200	February 2015 Put @ $465.00	690

	iShares MSCI Mexico Capped
1,500	March 2015 Put @ $57.00	2,348

	iShares Russell 2000
5,000	February 2015 Put @ $98.00	1,650

	JPMorgan Chase & Co.
1,000	March 2015 Put @ $47.50	190

	Las Vegas Sands Corp.
1,500	February 2015 Put @ $47.50	578

	Microsoft Corp.
5,000	April 2015 Put @ $42.00	3,675

	The Manitowoc Co., Inc.
5,000	January 2015 Put @ $17.00	250

	Philip Morris International, Inc.
500	March 2015 Put @ $72.50	240

	SPDR S&P 500
2,500	February 2015 Put @ $176.00	1,475

	The Toronto-Dominion Bank
1,500	April 2015 Put @ $45.00	1,612

	Twitter, Inc.
5,000	March 2015 Put @ $33.00	11,350

	United States Natural Gas
5,000	January 2015 Put @ $15.50	5,625

	United States Natural Gas
24,200	January 2015 Put @ $22.00	176,055

	United States Natural Gas
12,500	January 2015 Put @ $23.00	102,187

	Vanguard FTSE Europe ETF
10,000	March 2015 Put @ $45.00	2,250

	Total (Premiums Received - $179,157)	$ 346,083

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Calls
	Apple, Inc.
2,500	February 2015 Calls @ $115.00	7,525

	Ace, Ltd.
1,500	February 2015 Calls @ $120.00	1,163

	Alexion Pharmaceuticals, Inc.
700	February 2015 Calls @ $200.00	3,535

	TD Ameritrade Holding Corp.
5,000	February 2015 Calls @ $37.00	3,375

	Avago Technologies, Ltd.
2,000	January 2015 Calls @ $92.50	17,600

	Blackstone Group L.P.
4,000	March 2015 Calls @ $36.00	1,820

	Caterpillar, Inc.
1,300	February 2015 Calls @ $110.00	149

	Cogniznt Technology Solutions Corp.
5,000	January 2015 Calls @ $55.00	875

	Chevron Corp.
1,000	March 2015 Calls @ $115.00	2,965

	DryShips, Inc.
100,000	March 2015 Calls @ $1.50	7,500

	EOG Resources, Inc.
1,500	January 2015 Calls @ $97.50	1,193

	iShares MSCI Germany
3,000	January 2015 Calls @ $27.00	2,175

	iShares MSCI Mexico Capped
1,500	March 2015 Calls @ $60.00	3,353

	iShares MSCI Mexico Capped
1,000	March 2015 Calls @ $64.00	740

	iShares MSCI South Africa
3,000	January 2015 Calls @ $68.00	750

	Keurig Green Mountain, Inc.
1,100	March 2015 Calls @ $145.00	5,253

	Google, Inc., Class L
300	February 2015 Calls @ $555.00	3,060

	Google, Inc., Class L
500	February 2015 Calls @ $590.00	1,500

	Goldman Sachs Group, Inc.
500	January 2015 Calls @ $185.00	5,100

	Interactive Brokers Group, Inc.
4,500	March 2015 Calls @ $29.00	6,187

	Invesco Mortgage Capital, Inc.
5,000	January 2015 Calls @ $18.00	250

	iShares Russell 2000
800	January 2015 Calls @ $119.00	1,844

	JPMorgan Chase & Co.
2,000	March 2015 Calls @ $62.50	4,410

	Las Vegas Sands Corp.
2,500	February 2015 Calls @ $65.00	1,187

	The Manitowoc Co.
7,500	January 2015 Calls @ $22.00	6,000

	Priceline.com, Inc.
200	January 2015 Calls @ $1100.00	9,220

	Priceline.com, Inc.
100	January 2015 Calls @ $1210.00	123

	Philip Morris International, Inc.
1,000	March 2015 Calls @ $87.50	530

	PowerShares DB Oil ETF
2,000	April 2015 Calls @ $25.00	400

	RadioShack Corp.
62,500	April 2015 Calls @ $1.50	2,500

	Starbucks Corp.
2,000	January 2015 Calls @ $82.50	2,070

	Sturm, Ruger & Co., Inc.
4,000	January 2015 Calls @ $55.50	400

	The Toronto-Dominion Bank
2,500	January 2015 Calls @ $55.00	250

	Twitter, Inc.
4,000	January 2015 Calls @ $44.00	200

	United States Natural Gas
15,100	January 2015 Calls @ $23.00	226

	VMware, Inc.
1,500	January 2015 Calls @ $100.00	75

	Whole Foods Market, Inc.
3,000	January 2015 Calls @ $47.75	8,580

	The Western Union Co.
12,500	January 2015 Calls @ $18.00	4,062

	Yahoo!, Inc.
3,000	January 2015 Calls @ $50.00	4,950

		$ 123,095
	Total (Premiums Received - $138,085)

		$ 469,178
	TOTAL WRITTEN OPTIONS (Premium Received - $40,473)

* Represents Non-Income Producing Security.

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,081,333 amounted to $809,543 which consisted of aggregate gross unrealized appreciation of $1,545,487 and aggregate gross unrealized depreciation of $735,944.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,057,268	$0	$0	$9,057,268
Exchange Traded Funds	$2,785,561	$0	$0	$2,785,561
Real Estate Investment Trusts	$270,550	$0	$0	$270,550
Limited Partnership	$279,097	$0	$0	$279,097
Options	$451,033	$0	$0	$451,033
Cash Equivalents	$513,582	$0	$0	$513,582
Total	$13,357,091	$0	$0	$13,357,091

Valuation Input of Liabilities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$751,157	$0	$0	$751,157
Exchange Traded Funds	$2,936,625	$0	$0	$2,936,625
Options	$469,178	$0	$0	$469,178
Total	$4,156,960	$0	$0	$4,156,960

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date February 26, 2015

* Print the name and title of each signing officer under his or her signature.